Basis of Presentation - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Oct. 31, 2018	Mar. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Feb. 01, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease, right-of-use asset				$ 3,800
Lease, liability				$ 3,900
Capitalized implementation costs		$ 29
Telerhythmics [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Consideration received	$ 1,950
Total rent payments	$ 200
Gain on sale of Telerhythmics			$ 19
Discontinued Operations, Disposed of by Sale [Member] | Medical Device Sales And Service Post-Warranty Service Business [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Consideration received					$ 8,000